FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Current Available-for-Sale Marketable Securities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Available-for-sale Marketable Securities
Amortized Cost	$ 148,971
Gross Unrealized Gains	27
Fair Value	148,998
Treasury bills
Schedule of Available-for-sale Marketable Securities
Amortized Cost	148,971
Gross Unrealized Gains	27
Fair Value	$ 148,998